Plant and equipment (Tables)	6 Months Ended
Jun. 30, 2021
Plant and equipment
Schedule of plant and equipment

		Computer				Production
	Furniture and	hardware and		Leasehold	Right-of-use	tooling and
	equipment	software	Vehicles	Improvements	assets	molds	Total

Cost:
December 31, 2019	438,358	209,170	299,386	396,303	1,590,456	6,064,826	8,998,499
Additions	32,937	208,294	1,090,673	64,495	465,312	1,738,462	3,600,173
Disposals/write off	—	—	(10,907)	(28,366)	—	(299,606)	(338,879)
Lease termination and derecognition[1,2]	—	—	—	—	(425,932)	—	(425,932)
Foreign exchange translation difference	6,528	3,734	5,445	2,944	30,262	110,287	159,200
December 31, 2020	477,823	421,198	1,384,597	435,376	1,660,098	7,613,969	11,993,061
Additions	111,236	292,745	1,530,880	7,879	1,290,687	267,926	3,501,353
Foreign exchange translation difference	3,375	144	—	1,728	9,029	—	14,276
June 30, 2021	592,434	714,087	2,915,477	444,983	2,959,814	7,881,895	15,508,690
Amortization:
December 31, 2019	238,223	100,324	256,588	182,599	512,902	—	1,290,636
Additions	67,030	96,191	41,005	112,591	414,102	903,756	1,634,675
Disposals	—	—	(7,588)	(23,119)	—	(9,847)	(40,554)
Lease termination and derecognition[1,2]	—	—	—	—	(204,590)	—	(204,590)
Foreign exchange translation difference	4,068	1,816	4,667	1,685	10,350	—	22,586
December 31, 2020	309,321	198,331	294,672	273,756	732,764	893,909	2,702,753
Additions	38,107	102,263	61,944	58,454	349,615	1,290,141	1,900,524
Foreign exchange translation difference	3,535	136	—	1,630	2,103	—	7,404
June 30, 2021	350,963	300,730	356,616	333,840	1,084,482	2,184,050	4,610,681
Net book value:
December 31, 2020	168,502	222,867	1,089,925	161,620	927,334	6,720,060	9,290,308
June 30, 2021	241,471	413,357	2,558,861	111,143	1,875,332	5,697,845	10,898,009

[1] The Company entered into a sublease agreement for its office space in Los Angeles, USA, with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with a cost of $298,708 and accumulated amortization of $120,131 (see Note 7 for further information on the net investment in sublease).

[2] The Company terminated one of its warehouse leases on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with a cost of $127,224 and accumulated amortization of $84,459 (see Note 10 for further information on the termination of the lease)